Document and Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2015	Jun. 30, 2013
Document and Entity Information:
Entity Registrant Name	Zaxis International Inc.
Document Type	S-1
Document Period End Date	Mar. 31, 2015
Amendment Flag	false
Entity Central Index Key	0000797542
Current Fiscal Year End Date	--12-31
Entity Public Float		$ 45,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY